Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Annual Changes in Proved Developed and Undeveloped Reserves of Natural Gas (Detail) - Natural Gas [member] - Bcf	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated entities [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8,604.3	10,416.1	12,091.5
Revisions of previous estimates	(86.9)	(471.4)	(1,178.3)
Extensions and discoveries	78.4	92.1	492.2
Improved Recovery	204.2	0.1	27.9
Sales of reserves		(631.9)	(91.5)
Purchases of reserves		93.3
Production for the year	(914.6)	(894.0)	(925.9)
Ending balance	7,885.3	8,604.3	10,416.1
Consolidated entities [member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	8,394.0	9,587.7	11,170.3
Revisions of previous estimates	(81.5)	(476.2)	(1,178.3)
Extensions and discoveries	37.4	92.1	417.6
Improved Recovery	204.2	0.1	0.2
Sales of reserves			(1.3)
Production for the year	(877.9)	(809.7)	(820.8)
Ending balance	7,676.1	8,394.0	9,587.7
Consolidated entities [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	201.1	819.1	910.8
Revisions of previous estimates	(5.5)	3.6	(0.2)
Extensions and discoveries	41.0		74.6
Improved Recovery			27.7
Sales of reserves		(631.9)	(90.2)
Purchases of reserves		93.3
Production for the year	(35.5)	(82.9)	(103.7)
Ending balance	201.1	201.1	819.1
Consolidated entities [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	113.9	680.5	730.8
Revisions of previous estimates	19.5	22.9	16.8
Extensions and discoveries	41.0		74.6
Improved Recovery			27.7
Sales of reserves		(631.9)	(90.2)
Purchases of reserves		93.3
Production for the year	(14.2)	(50.9)	(79.2)
Ending balance	160.2	113.9	680.5
Consolidated entities [member] | Oil and gas producing properties abroad [member] | North America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	87.2	138.5	180.0
Revisions of previous estimates	(24.9)	(19.3)	(17.0)
Production for the year	(21.3)	(32.1)	(24.5)
Ending balance	40.9	87.2	138.5
Consolidated entities [member] | Synthetic Oil [Member] | Brazil [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	9.2	9.3	10.6
Revisions of previous estimates	0.1	1.2	0.2
Production for the year	(1.2)	(1.4)	(1.4)
Ending balance	8.1	9.2	9.3
Equity method investees [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	12.5	33.5	46.9
Revisions of previous estimates	5.7	(4.1)	(13.1)
Sales of reserves		(16.8)
Production for the year	(0.9)	(0.1)	(0.3)
Ending balance	17.3	12.5	33.5
Equity method investees [member] | Oil and gas producing properties abroad [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	12.5	33.5	46.9
Revisions of previous estimates	5.7	(4.1)	(13.1)
Sales of reserves		(16.8)
Production for the year	(0.9)	(0.1)	(0.3)
Ending balance	17.3	12.5	33.5
Equity method investees [member] | Oil and gas producing properties abroad [member] | South America [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance		16.9	27.6
Revisions of previous estimates			(10.4)
Sales of reserves		(16.8)
Production for the year		(0.1)	(0.3)
Ending balance			16.9
Equity method investees [member] | Oil and gas producing properties abroad [member] | Africa [member]
Disclosure of proved developed and undeveloped reserves [Line Items]
Beginning balance	12.5	16.6	19.3
Revisions of previous estimates	5.7	(4.1)	(2.7)
Production for the year	(0.9)
Ending balance	17.3	12.5	16.6